SCHEDULE OF INCOME TAX (BENEFIT) EXPENSE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal
State	16,925		34,237	48,647
Total current provision (benefit)	16,925		34,237	48,647
Federal
State
Total deferred provision (benefit)
Total tax provision (benefit)	$ 16,925		$ 34,237	$ 48,647